Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2020
Variable Interest Entities [Abstract]
Consolidated VIE assets and liabilities
The following table presents the classification and balances of the consolidated VIEs’ assets and liabilities in TDS’ Consolidated Balance Sheet.

December 31,	2020	2019
(Dollars in millions)
Assets
Cash and cash equivalents	$18	$19
Short-term investments	3	—
Accounts receivable	638	637
Inventory, net	3	5
Other current assets	21	7
Licenses	637	647
Property, plant and equipment, net	99	95
Operating lease right-of-use assets	37	42
Other assets and deferred charges	347	347
Total assets	$1,803	$1,799

Liabilities
Current liabilities	$26	$30
Long-term operating lease liabilities	34	39
Other deferred liabilities and credits	19	13
Total liabilities	$79	$82